TAXES BASED ON INCOME - Income (Loss) from Continuing Operations before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
TAXES BASED ON INCOME
U.S.	$ 17.9	$ 33.9	$ (0.1)
International	459.2	375.0	360.9
Income from continuing operations before taxes	$ 477.1	$ 408.9	$ 360.8